DEFERRED CONSIDERATION (Tables)	12 Months Ended
Dec. 31, 2025
DEFERRED CONSIDERATION
Schedule of deferred consideration

Balance as at January 1, 2024	2,939
Accretion expense	428
Gain on remeasurement of deferred consideration	(132)
Shares issued as deferred consideration	(2,139)
Effect of movement in exchange rates	148
Balance as at December 31, 2024	1,244

Accretion expense	168
Loss on remeasurement of deferred consideration	157
Shares issued as deferred consideration	(1,380)
Effect of movement in exchange rates	(189)
Balance as at December 31, 2025	—